RELEVANT EVENTS (Details Narrative) - CLP ($) $ / shares in Units, $ in Millions			12 Months Ended
		Oct. 26, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 20, 2016
Disclosure of subsidiaries [line items]
Distribution of dividends				$ 618
Percentage of dividend on profit				30.00%
Dividend per share (in dollars per share)				$ 0.001205475
Net loss			$ 62,825	$ 13,969	$ 105,766
Itau Unibanco Holding Sa [Member]
Disclosure of subsidiaries [line items]
Number of shares acquired		1,800,000
Itau Unibanco Holding Sa [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Increase (decrease) in ownership interest				35.71%
Itau Unibanco Holding Sa [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Increase (decrease) in ownership interest				36.06%
Banco CorpBanca Colombia S.A. [Member]
Disclosure of subsidiaries [line items]
Increase (decrease) in ownership interest	[1]		66.279%	66.279%
Proportion of shares to be acquired						12.36%
Net loss				$ 150,926
Transfer of financial assets and liabilities			$ 33,205

[1]	Companies regulated by the Colombian Financial Superintendency (SFC), which has a supervision agreement with the SBIF.